UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22927
Invesco Actively Managed Exchange-Traded Commodity Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Agriculture Commodity Strategy No K-1 ETF
PDBA | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Agriculture Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Agriculture Commodity Strategy No K-1 ETF	$23	0.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$325,942,814
Total number of portfolio holdings	15
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Risk allocation by agriculture commodity*
(% of net assets)
Live Cattle	14.4%
Corn	14.1%
Soybeans	12.9%
Lean Hogs	10.5%
Wheat	7.0%
Feeder Cattle	6.9%
Bean Oil	6.7%
Sugar	6.2%
KC Wheat	5.7%
Cotton	4.6%
Soybean Meal	4.5%
Coffee	3.6%
Cocoa	2.9%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PDBA-SAR
Invesco Agriculture Commodity Strategy No K-1 ETF

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
EVMT | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF	$25	0.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$5,674,126
Total number of portfolio holdings	10
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Risk allocation by base metal*
(% of net assets)
Aluminum	27.3%
Nickel	26.7%
Copper	22.9%
Cobalt	16.7%
Lithium	3.6%
Iron Ore	2.8%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EVMT-SAR
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
PDBC | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$26	0.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$6,339,002,002
Total number of portfolio holdings	38
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Risk allocation by sector*
(% of net assets)
Energy	51.0%
Agriculture	24.3%
Precious Metals	13.4%
Base Metals	11.3%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PDBC-SAR
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2026
PDBA	Invesco Agriculture Commodity Strategy No K-1 ETF
EVMT	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
PDBC	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF

Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
April 30, 2026
(Unaudited)
Consolidated Schedule of Investments(a)

	Shares	Value
Money Market Funds-95.72%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(b)(c)	263,926,267	$263,926,267
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.84%(b)(c)	48,056,671	48,056,671
TOTAL INVESTMENTS IN SECURITIES-95.72% (Cost $311,982,938)		311,982,938
OTHER ASSETS LESS LIABILITIES-4.28%		13,959,876
NET ASSETS-100.00%		$325,942,814

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$50,128,433	$254,343,473	$(40,545,639)	$-	$-	$263,926,267	$1,572,050
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	8,814,530	71,877,580	(32,635,439)	-	-	48,056,671	269,445
Total	$58,942,963	$326,221,053	$(73,181,078)	$-	$-	$311,982,938	$1,841,495

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
CME Feeder Cattle	125	January-2027	$22,553,125	$406,991	$406,991
Cocoa	251	December-2026	9,347,240	(726,076)	(726,076)
Coffee ’C’	115	September-2026	11,874,469	(662,971)	(662,971)
Corn	1,922	September-2026	46,103,975	1,411,882	1,411,882
Cotton No. 2	365	December-2026	15,123,775	1,551,499	1,551,499
KC Wheat	538	July-2026	18,655,150	1,860,292	1,860,292
Lean Hogs	1,033	December-2026	34,171,640	(415,908)	(415,908)
Live Cattle	466	August-2026	46,353,020	3,066,837	3,066,837
Soybean	716	November-2026	41,993,400	1,409,557	1,409,557
Soybean Meal	463	July-2026	14,765,070	68,867	68,867
Soybean Oil	525	December-2026	21,873,600	2,679,755	2,679,755
Sugar No. 11	1,235	July-2026	20,208,552	(46,317)	(46,317)
Wheat	716	July-2026	22,795,650	1,118,004	1,118,004
Total Futures Contracts				$11,722,412	$11,722,412

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)—(continued)
April 30, 2026
(Unaudited)
(a)	Futures contracts collateralized by $14,528,601 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
April 30, 2026
(Unaudited)
Consolidated Schedule of Investments(a)

	Shares	Value
Money Market Funds-89.75%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(b)(c)	4,486,542	$4,486,542
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.84%(b)(c)	605,787	605,787
TOTAL INVESTMENTS IN SECURITIES-89.75% (Cost $5,092,329)		5,092,329
OTHER ASSETS LESS LIABILITIES-10.25%		581,797
NET ASSETS-100.00%		$5,674,126

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$6,074,508	$8,749,514	$(10,337,480)	$-	$-	$4,486,542	$112,307
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	1,101,584	7,496,730	(7,992,527)	-	-	605,787	20,079
Total	$7,176,092	$16,246,244	$(18,330,007)	$-	$-	$5,092,329	$132,386

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarkets	16	June-2026	$944,636	$43,518	$43,518
Lithium Hydroxide Fastmarkets	3	July-2026	68,010	6,608	6,608
Lithium Hydroxide Fastmarkets	3	August-2026	68,100	6,698	6,698
Lithium Hydroxide Fastmarkets	3	September-2026	68,100	6,698	6,698
LME Copper	4	June-2026	1,296,621	(10,608)	(10,608)
LME Nickel	13	June-2026	1,512,125	169,632	169,632
LME Primary Aluminum	18	June-2026	1,578,564	185,589	185,589
SGX Iron Ore 62%	15	June-2026	160,530	11,999	11,999
Total Futures Contracts				$420,134	$420,134

(a)	Futures contracts collateralized by $118,440 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
April 30, 2026
(Unaudited)
Consolidated Schedule of Investments(a)

	Shares	Value
Money Market Funds-92.55%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.57%(b)(c)	4,765,528,527	$4,765,528,527
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.84%(b)(c)	1,101,074,089	1,101,074,089
TOTAL INVESTMENTS IN SECURITIES-92.55% (Cost $5,866,602,616)		5,866,602,616
OTHER ASSETS LESS LIABILITIES-7.45%		472,399,386
NET ASSETS-100.00%		$6,339,002,002

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$3,725,801,711	$2,310,377,947	$(1,270,651,131)	$-	$-	$4,765,528,527	$75,834,424
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	524,348,883	3,326,990,658	(2,750,265,452)	-	-	1,101,074,089	14,130,968
Total	$4,250,150,594	$5,637,368,605	$(4,020,916,583)	$-	$-	$5,866,602,616	$89,965,392

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	1,623	July-2026	$179,179,200	$22,751,052	$22,751,052
CME Feeder Cattle	75	August-2026	14,007,187	225,385	225,385
Cocoa	133	December-2026	4,952,920	416,866	416,866
Copper	130	July-2026	19,436,625	374,788	374,788
Corn	1,151	September-2026	27,609,613	852,692	852,692
Gasoline RBOB	254	December-2026	26,773,480	3,955,380	3,955,380
Gold	158	December-2026	74,762,440	(6,686,525)	(6,686,525)
KC Wheat	331	July-2026	11,477,425	1,193,550	1,193,550
Lean Hogs	607	December-2026	20,079,560	(132,042)	(132,042)
Live Cattle	285	August-2026	28,348,950	667,399	667,399
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
April 30, 2026
(Unaudited)
Open Futures Contracts(a)—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
LME Copper	62	December-2026	$20,167,980	$234,311	$234,311
LME Lead	68	June-2026	3,321,698	48,866	48,866
LME Nickel	98	September-2026	11,513,628	1,196,172	1,196,172
LME Primary Aluminum	298	December-2026	25,046,528	713,025	713,025
LME Zinc	84	December-2026	7,037,625	130,804	130,804
Low Sulphur Gasoil	355	June-2026	43,762,625	4,749,236	4,749,236
Natural Gas	655	April-2027	19,708,950	(696,173)	(696,173)
New York Harbor Ultra-Low Sulfur Diesel	276	June-2026	47,305,793	2,510,167	2,510,167
Platinum	65	July-2026	6,482,450	(360,919)	(360,919)
Silver	46	December-2026	17,320,840	(158,091)	(158,091)
Soybean	425	November-2026	24,926,250	781,850	781,850
Soybean Meal	1,074	July-2026	34,249,860	(750,981)	(750,981)
Soybean Oil	326	December-2026	13,582,464	1,345,811	1,345,811
Sugar No. 11	4,474	July-2026	73,208,957	(462,609)	(462,609)
Wheat	432	July-2026	13,753,800	744,683	744,683
WTI Crude Oil	1,440	September-2026	127,843,200	15,598,284	15,598,284
Subtotal—Long Futures Contracts				49,242,981	49,242,981
Short Futures Contracts
Commodity Risk
Coffee ’C’	226	September-2026	(23,335,913)	415,022	415,022
Cotton No. 2	493	December-2026	(20,427,455)	(629,382)	(629,382)
Subtotal—Short Futures Contracts				(214,360)	(214,360)
Total Futures Contracts				$49,028,621	$49,028,621

(a)	Futures contracts collateralized by $85,220,446 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive(b)	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
BNP Paribas	Receive	BNP Enhanced OPY Basket BCKTOPY1	0.20%	Monthly	May-2026	$500,000,000	$—	$26,938,945	$26,938,945
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21	Monthly	May-2026	700,000,000	—	38,339,673	38,339,673
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	May-2026	1,000,000,000	—	53,940,807	53,940,807
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	May-2026	700,000,000	—	38,531,473	38,531,473
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	May-2026	700,000,000	—	38,814,104	38,814,104
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	May-2026	700,000,000	—	38,053,753	38,053,753
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ02 Index	0.20	Monthly	May-2026	200,000,000	—	11,136,765	11,136,765
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
April 30, 2026
(Unaudited)
Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive(b)	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20%	Monthly	May-2026	$700,000,000	$—	$38,344,108	$38,344,108
Total - Total Return Swap Agreements							$—	$284,099,628	$284,099,628

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $39,810,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Enhanced OPY Basket BCKTOPY1
	Long Futures Contracts
	Brent Crude Oil	17.33%
	WTI Crude Oil	14.87
	Gold	10.54
	Gas Oil	7.36
	Heating Oil	4.63
	Corn	3.51
	Live Cattle	3.51
	Aluminium	3.49
	RBOB Gasoline	3.28
	Soybean	3.19
	Copper	2.70
	Silver	2.65
	Lean Hogs	2.62
	Copper	2.58
	Natural Gas	2.57
	Wheat	1.73
	CME Feeder Cattle	1.69
	Soybean Oil	1.64
	Nickel	1.50
	Cotton No. 2	1.41
	KC Wheat	1.41
	Sugar	1.30
	Zinc	0.92
	Coffee ’C’	0.91
	Platinum	0.80
	Cocoa	0.73
	Soybean Meal	0.66
	Lead	0.47
	Total	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
April 30, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Brent Crude Oil	18.30%
	WTI Crude Oil	14.87
	Gold	10.04
	Gas Oil	7.82
	Heating Oil	4.88
	Live Cattle	3.46
	Corn	3.44
	Aluminium	3.34
	RBOB Gasoline	3.26
	Soybean	3.12
	Copper	2.63
	Lean Hogs	2.55
	Natural Gas	2.50
	Copper	2.50
	Silver	2.48
	Wheat	1.70
	CME Feeder Cattle	1.67
	Soybean Oil	1.63
	Nickel	1.46
	KC Wheat	1.38
	Cotton No. 2	1.37
	Sugar	1.25
	Zinc	0.89
	Coffee ’C’	0.88
	Platinum	0.78
	Cocoa	0.70
	Soybean Meal	0.64
	Lead	0.46
	Total	100.00%
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	Brent Crude Oil	17.35%
	WTI Crude Oil	14.87
	Gold	10.54
	Gas Oil	7.36
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
April 30, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Heating Oil	4.64
	Corn	3.51
	Live Cattle	3.51
	Aluminium	3.49
	RBOB Gasoline	3.28
	Soybean	3.19
	Copper	2.70
	Silver	2.64
	Lean Hogs	2.62
	Copper HG	2.58
	Natural Gas	2.57
	Wheat	1.73
	CME Feeder Cattle	1.69
	Soybean Oil	1.64
	Nickel	1.50
	KC Wheat	1.41
	Cotton No. 2	1.40
	Sugar	1.30
	Zinc	0.92
	Coffee ’C’	0.91
	Platinum	0.80
	Cocoa	0.73
	Soybean Meal	0.65
	Lead	0.47
	Total	100.00%
JPMorgan Excess Return JMCUINVE Index
	Long Futures Contracts
	Brent Crude Oil	18.31%
	WTI Crude Oil	14.87
	Gold	10.04
	Gas Oil	7.82
	Heating Oil	4.88
	CME Feeder Cattle	3.46
	Corn	3.43
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
April 30, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Aluminium	3.34
	RBOB Gasoline	3.26
	Soybean	3.12
	Copper	2.63
	Lean Hogs	2.55
	Natural Gas	2.50
	Copper	2.50
	Silver	2.48
	Wheat	1.70
	CME Feeder Cattle	1.67
	Soybean Oil	1.63
	Nickel	1.46
	KC Wheat	1.38
	Cotton No. 2	1.37
	Sugar	1.25
	Zinc	0.89
	Coffee ’C’	0.88
	Platinum	0.78
	Cocoa	0.70
	Soybean Meal	0.64
	Lead	0.46
	Total	100.00%
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	Brent Crude Oil	18.37%
	WTI Crude Oil	14.87
	Gold	10.04
	Gas Oil	7.87
	Gas Oil	4.93
	Live Cattle	3.45
	Corn	3.43
	Aluminium	3.34
	RBOB Gasoline	3.25
	Soybean	3.12
	Copper	2.62
	Lean Hogs	2.55
	Natural Gas	2.51
	Copper HG	2.49
	Silver	2.47
	Wheat	1.69
	CME Feeder Cattle	1.66
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
April 30, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Soybean Oil	1.62
	Nickel	1.45
	KC Wheat	1.37
	Cotton No. 2	1.36
	Sugar	1.25
	Zinc	0.88
	Coffee ’C’	0.87
	Platinum	0.77
	Cocoa	0.69
	Soybean Meal	0.63
	Lead	0.45
	Total	100.00%
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	Brent Crude Oil	17.34%
	WTI Crude Oil	14.87
	Gold	10.54
	Gas Oil	7.35
	Heating Oil	4.63
	Corn	3.51
	Live Cattle	3.51
	Aluminium	3.49
	RBOB Gasoline	3.28
	Soybean	3.19
	Copper	2.70
	Silver	2.65
	Lean Hogs	2.62
	Copper	2.58
	Natural Gas	2.57
	Wheat	1.73
	CME Feeder Cattle	1.69
	Soybean Oil	1.64
	Nickel	1.50
	KC Wheat	1.41
	Cotton No. 2	1.41
	Sugar	1.30
	Zinc	0.92
	Coffee ’C’	0.91
	Platinum	0.8
	Cocoa	0.73
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
April 30, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Soybean Meal	0.66
	Lead	0.47
	Total	100.00%
Morgan Stanley MSCYIZ02 Index
	Long Futures Contracts
	Brent Crude Oil	18.36%
	WTI Crude Oil	14.86
	Gold	10.03
	Gas Oil	7.86
	Heating Oil	4.92
	Live Cattle	3.45
	Corn	3.42
	Aluminium	3.33
	RBOB Gasoline	3.25
	Soybean	3.12
	Copper	2.62
	Lean Hogs	2.54
	Natural Gas	2.51
	Copper	2.49
	Silver	2.47
	Wheat	1.70
	CME Feeder Cattle	1.67
	Soybean Oil	1.63
	Nickel	1.45
	KC Wheat	1.38
	Cotton No. 2	1.37
	Sugar	1.25
	Zinc	0.89
	Coffee ’C’	0.88
	Platinum	0.78
	Cocoa	0.69
	Soybean Meal	0.63
	Lead	0.45
	Total	100.00%
RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	Brent Crude Oil	18.30%
	WTI Crude Oil	14.87
	Gold	10.04
	Gas Oil	7.82
	Heating Oil	4.88
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
April 30, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Live Cattle	3.46
	Corn	3.44
	Aluminium	3.34
	RBOB Gasoline	3.26
	Soybean	3.12
	Copper	2.63
	Lean Hogs	2.55
	Natural Gas	2.50
	Copper	2.50
	Silver	2.48
	Wheat	1.70
	CME Feeder Cattle	1.67
	Soybean Oil	1.63
	Nickel	1.46
	KC Wheat	1.38
	Cotton No. 2	1.37
	Sugar	1.25
	Zinc	0.89
	Coffee ’C’	0.88
	Platinum	0.78
	Cocoa	0.70
	Soybean Meal	0.64
	Lead	0.46
	Total	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Statements of Assets and Liabilities
April 30, 2026
(Unaudited)
	Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Assets:
Affiliated investments in securities, at value	$311,982,938	$5,092,329	$5,866,602,616
Other investments:
Unrealized appreciation on LME futures contracts	-	344,613	2,323,178
Unrealized appreciation on swap agreements — OTC	-	-	284,099,628
Cash	-	-	46,579,476
Deposits with brokers:
Cash collateral-futures contracts	14,528,601	118,440	85,220,446
Cash collateral-OTC derivatives	-	-	39,810,000
Receivable for:
Dividends	703,854	14,767	17,520,107
Variation margin on non-LME futures contracts	-	18,523	-
LME futures contracts	-	87,510	-
Expenses absorbed	-	648	727,567
Total assets	327,215,393	5,676,830	6,342,883,018
Liabilities:
Payable for:
Variation margin on non-LME futures contracts	1,183,655	-	757,869
LME futures contracts	-	-	78,405
Accrued unitary management fees	88,924	2,704	3,044,742
Total liabilities	1,272,579	2,704	3,881,016
Net Assets	$325,942,814	$5,674,126	$6,339,002,002
Net assets consist of:
Shares of beneficial interest	$311,214,518	$3,807,649	$4,436,126,224
Distributable earnings	14,728,296	1,866,477	1,902,875,778
Net Assets	$325,942,814	$5,674,126	$6,339,002,002
Shares outstanding (unlimited amount authorized, $0.01 par value)	8,750,001	300,001	343,404,000
Net asset value	$37.25	$18.91	$18.46
Market price	$37.32	$18.97	$18.53
Affiliated investments in securities, at cost	$311,982,938	$5,092,329	$5,866,602,616
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Statements of Operations
For the six months ended April 30, 2026
(Unaudited)
	Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Investment income:
Unaffiliated interest income	$52,547	$4,103	$1,125,359
Affiliated dividend income	1,841,495	132,386	89,965,392
Total investment income	1,894,042	136,489	91,090,751
Expenses:
Unitary management fees	308,665	23,437	15,353,065
Less: Waivers	(79,187)	(5,757)	(3,858,358)
Net expenses	229,478	17,680	11,494,707
Net investment income	1,664,564	118,809	79,596,044
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(903)	112	(43,652)
Futures contracts	(103,072)	1,780,131	418,769,117
Swap agreements	-	-	1,152,228,711
Net realized gain (loss)	(103,975)	1,780,243	1,570,954,176
Change in net unrealized appreciation (depreciation) of:
Futures contracts	13,458,056	(392,861)	36,470,493
Swap agreements	-	-	222,913,565
Change in net unrealized appreciation (depreciation)	13,458,056	(392,861)	259,384,058
Net realized and unrealized gain	13,354,081	1,387,382	1,830,338,234
Net increase in net assets resulting from operations	$15,018,645	$1,506,191	$1,909,934,278
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Statements of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)		Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)		Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Operations:
Net investment income	$1,664,564	$2,436,697	$118,809	$280,589	$79,596,044	$168,548,489
Net realized gain (loss)	(103,975)	1,400,523	1,780,243	47,760	1,570,954,176	(135,836,872)
Change in net unrealized appreciation (depreciation)	13,458,056	(2,518,530)	(392,861)	718,214	259,384,058	144,970,382
Net increase in net assets resulting from operations	15,018,645	1,318,690	1,506,191	1,046,563	1,909,934,278	177,681,999
Distributions to Shareholders from:
Distributable earnings	(2,034,559)	(5,068,937)	(900,421)	(264,280)	(173,441,454)	(180,691,123)
Shareholder Transactions:
Proceeds from shares sold	256,787,322	95,424,690	2,542,836	-	1,290,722,292	1,365,524,735
Value of shares repurchased	(6,990,123)	(68,901,067)	(5,336,666)	(734,570)	(1,194,792,196)	(1,379,783,030)
Net increase (decrease) in net assets resulting from share transactions	249,797,199	26,523,623	(2,793,830)	(734,570)	95,930,096	(14,258,295)
Net increase (decrease) in net assets	262,781,285	22,773,376	(2,188,060)	47,713	1,832,422,920	(17,267,419)
Net assets:
Beginning of period	63,161,529	40,388,153	7,862,186	7,814,473	4,506,579,082	4,523,846,501
End of period	$325,942,814	$63,161,529	$5,674,126	$7,862,186	$6,339,002,002	$4,506,579,082
Changes in Shares Outstanding:
Shares sold	7,150,000	2,650,000	150,000	-	84,800,000	102,150,000
Shares repurchased	(200,000)	(1,950,000)	(300,000)	(50,000)	(72,500,000)	(105,300,000)
Shares outstanding, beginning of period	1,800,001	1,100,001	450,001	500,001	331,104,000	334,254,000
Shares outstanding, end of period	8,750,001	1,800,001	300,001	450,001	343,404,000	331,104,000
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,			For the Period August 22, 2022(a) Through October 31, 2022
		2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$35.09	$36.72	$32.40	$29.19	$30.00
Net investment income(b)	0.55	1.36	1.62	1.29	0.13
Net realized and unrealized gain (loss) on investments	2.74	1.62 (c)	4.74	2.14	(0.94)
Total from investment operations	3.29	2.98	6.36	3.43	(0.81)
Distributions to shareholders from:
Net investment income	(1.13)	(4.61)	(2.04)	(0.22)	-
Net asset value at end of period	$37.25	$35.09	$36.72	$32.40	$29.19
Market price at end of period(d)	$37.32	$35.08	$36.77	$32.40	$29.18
Net Asset Value Total Return(e)	9.69%	8.07%	20.98%	11.84%	(2.70)%(f)
Market Price Total Return(e)	9.93%	7.92%	21.13%	11.88%	(2.73)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$325,943	$63,162	$40,388	$14,579	$14,594
Ratio to average net assets of:
Expenses, after Waivers(g)	0.44%(h)	0.43%	0.43%	0.44%	0.43%(h)
Expenses, prior to Waivers(g)	0.59%(h)	0.59%	0.59%	0.59%	0.59%(h)
Net investment income	3.18%(h)	3.80%	4.75%	4.24%	2.31%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (August 24, 2022, the first day of trading on the exchange) to October 31, 2022 was (3.41)%. The market price total return from Fund Inception to October 31, 2022 was (3.57)%.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights—(continued)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,			For the Period April 25, 2022(a) Through October 31, 2022
		2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$17.47	$15.63	$18.48	$20.66	$30.00
Net investment income(b)	0.26	0.59	0.78	0.92	0.15
Net realized and unrealized gain (loss) on investments	3.18	1.78	(2.70)	(2.89)	(9.49)
Total from investment operations	3.44	2.37	(1.92)	(1.97)	(9.34)
Distributions to shareholders from:
Net investment income	(2.00)	(0.53)	(0.93)	(0.21)	-
Net asset value at end of period	$18.91	$17.47	$15.63	$18.48	$20.66
Market price at end of period(c)	$18.97	$17.49	$15.65	$18.52	$20.70
Net Asset Value Total Return(d)	21.64%	15.82%	(10.70)%	(9.74)%	(31.13)%(e)
Market Price Total Return(d)	21.85%	15.79%	(10.77)%	(9.72)%	(31.00)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,674	$7,862	$7,814	$12,011	$18,590
Ratio to average net assets of:
Expenses, after Waivers(f)	0.45%(g)	0.44%	0.45%	0.45%	0.45%(g)
Expenses, prior to Waivers(f)	0.59%(g)	0.59%	0.59%	0.59%	0.59%(g)
Net investment income	2.99%(g)	3.84%	4.65%	4.15%	1.21%(g)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (April 27, 2022, the first day of trading on the exchange) to October 31, 2022 was (31.50)%. The market price total return from Fund Inception to October 31, 2022 was (32.09)%.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights—(continued)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
	Six Months Ended April 30, 2026 (Unaudited)	Years Ended October 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$13.61	$13.53	$14.67	$17.03	$22.11	$13.24
Net investment income (loss)(a)	0.23	0.50	0.63	0.58	0.06	(0.10)
Net realized and unrealized gain (loss) on investments	5.13	0.16	(1.21)	(1.01)	2.01	8.97
Total from investment operations	5.36	0.66	(0.58)	(0.43)	2.07	8.87
Distributions to shareholders from:
Net investment income	(0.51)	(0.58)	(0.56)	(1.93)	(7.15)	(0.00)(b)
Net asset value at end of period	$18.46	$13.61	$13.53	$14.67	$17.03	$22.11
Market price at end of period(c)	$18.53	$13.61	$13.65	$14.69	$17.01	$22.12
Net Asset Value Total Return(d)	40.84%	5.14%	(3.93)%	(2.26)%	18.62%	67.01%
Market Price Total Return(d)	41.37%	4.21%	(3.21)%	(2.04)%	18.40%	67.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,339,002	$4,506,579	$4,523,847	$5,901,373	$7,357,419	$6,885,738
Ratio to average net assets of:
Expenses, after Waivers(e)	0.44%(f)	0.44%	0.51%	0.51%	0.55%	0.57%
Expenses, prior to Waivers(e)	0.59%(f)	0.59%	0.59%	0.59%(g)	0.59%	0.59%
Net investment income (loss)	3.06%(f)	3.77%	4.58%	3.96%	0.36%	(0.53)%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	The ratio has been revised to correct for misstatement in the previously issued October 31, 2023 financial statements. The ratio was previously reported as 0.71%.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements
Invesco Actively Managed Exchange-Traded Commodity Fund Trust
April 30, 2026
(Unaudited)
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following Funds and their respective wholly-owned subsidiaries (each, a "Subsidiary") organized under the laws of the Cayman Islands:
Full Name	Short Name	Subsidiary
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)	"Agriculture Commodity Strategy No K-1 ETF"	Invesco PDBA Cayman Ltd.
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)	"Electric Vehicle Metals Commodity Strategy No K-1 ETF"	Invesco Electric Vehicle Metals Commodity Strategy No K-1 Cayman Ltd.
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)	"Optimum Yield Diversified Commodity Strategy No K-1 ETF"	Invesco Optimum Yield Diversified Commodity Strategy No K-1 Cayman Ltd.
The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
Each Fund’s investment objective is to seek long-term capital appreciation. Agriculture Commodity Strategy No K-1 ETF seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the agriculture markets through investment in its Subsidiary. Electric Vehicle Metals Commodity Strategy No K-1 ETF seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the metals markets through investment in its Subsidiary. Optimum Yield Diversified Commodity Strategy No K-1 ETF seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the commodities markets through investment in its Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their consolidated financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
C.
Country Determination - For the purposes of presentation in the Consolidated Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ consolidated financial statements.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under each Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ consolidated financial statements.
J.
Futures Contracts - The Subsidiaries invest in commodity-linked futures contracts that generally are representative of the components of each Fund’s respective benchmark index. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying commodity or financial instrument for a specified price at a future date. The Subsidiaries will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made on commodity futures contracts that do not trade on the London Metals Exchange (the “LME”), depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Consolidated Statements of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as net unrealized appreciation (depreciation) on the Consolidated Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statements of Operations.
For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling”. If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, each Fund may not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Adviser may determine to roll to another futures contract (chosen from a list of tradable futures with expirations beyond those contained in the Fund’s benchmark index) in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities.
K.
Swap Agreements - The Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes (e.g., to gain exposure to commodities or commodity-related futures) or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds accrue for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statements of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in a Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, each Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease a Fund’s NAV.
Commodity-Linked Derivatives Risk. Investments linked to the prices of commodities may be considered speculative. Each Fund’s significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes, such as stocks, bonds and cash.
Commodity Pool Risk. Each Subsidiary’s investments in futures contracts have caused it and the Fund to be deemed commodity pools, thereby subjecting each of the Subsidiaries and the Funds to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission ("CFTC") rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage both the Funds and the Subsidiaries in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Funds or the Subsidiaries. Registration as commodity pools may have negative effects on the ability of the Funds or the Subsidiaries to engage in their planned investment programs. Additionally, the Subsidiaries’ positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Funds from exceeding any applicable position limits established by the CFTC. Such actions may subject the Funds to substantial losses.
Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements; (vi) the possibility that a failure to close a position may result in the Fund receiving an illiquid commodity; and (vii) unfavorable execution prices from rapid selling.
Leverage Risk. The Subsidiaries may invest in portfolio investments that can give rise to a form of economic leverage. Leverage occurs when a Fund’s market exposure exceeds amounts invested. A Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects a Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing a Fund to be more volatile than if it had not used leverage. A Fund may have a substantial cash position due to margin and collateral requirements related to a Fund’s use of derivatives. Such margin and collateral requirements may limit a Fund’s ability to take advantage of other investment opportunities, and a Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect a Fund’s ability to achieve its investment objective. In addition, a Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force a Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of a Fund’s assets. There is no assurance that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these actions will produce the desired results.
Market Risk. Securities held by the Funds are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.

Pooled Investment Vehicle Risk. The Funds face the risk that a pooled investment vehicle will not achieve its investment objective. The Funds also are subject to the risks of the underlying commodities in which the pooled vehicles invest. As a shareholder in such a vehicle, the Funds will incur duplicative expenses, bearing its share of that vehicle’s expenses while also paying its own advisory and administrative fees. In addition, the Funds will incur brokerage costs when purchasing and selling shares of pooled investment vehicles.
Subsidiary Risk. By investing in its Subsidiary, each Fund is indirectly exposed to risks associated with its respective Subsidiary’s investments. The investments held by a Subsidiary are subject to the same risks that apply to similar investments if held directly by a Fund. There can be no assurance that the investment objective of a Subsidiary will be achieved. Each Subsidiary is not registered under the 1940 Act and, except as otherwise noted in a Fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands, under which a Fund and its Subsidiary, respectively, are organized, could result in the inability of a Fund and/or its Subsidiary to operate as described in a Fund’s registration statement, and could adversely affect a Fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of a Fund from certain commodity-linked derivatives was treated as non-qualifying income, a Fund might fail to qualify as a regulated investment company (“RIC”) and be subject to federal income tax at the Fund level. As a RIC, a Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. The IRS has issued a number of private letter rulings to other RICs (upon which only the Fund that received the private letter ruling can rely), which indicate that income from a Fund’s investment in certain commodity-linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the portion of such rulings relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a RIC.) Accordingly, a Fund may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of a Fund’s use of the Subsidiary (which guidance might be applied to a Fund retroactively), it could limit a Fund’s ability to pursue its investment strategy and a Fund might not qualify as a RIC for one or more years. In this event, a Fund’s Board may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. A Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Agriculture Commodity Strategy No K-1 ETF	0.59%
Electric Vehicle Metals Commodity Strategy No K-1 ETF	0.59%
Optimum Yield Diversified Commodity Strategy No K-1 ETF	0.59%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2026, the Adviser waived fees for each Fund in the following amounts:
Agriculture Commodity Strategy No K-1 ETF	$79,187
Electric Vehicle Metals Commodity Strategy No K-1 ETF	5,757
Optimum Yield Diversified Commodity Strategy No K-1 ETF	3,858,358
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026, for Optimum Yield Diversified Commodity Strategy No K-1 ETF. As of April 30, 2026, all of the securities in Agriculture Commodity Strategy No K-1 ETF and Electric Vehicle Metals Commodity Strategy No K-1 ETF were valued based on Level 1 inputs (see the Consolidated Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	5,866,602,616	-	-	5,866,602,616
Other Investments - Assets*
Futures Contracts	58,905,343	-	-	58,905,343
Swap Agreements	$-	$284,099,628	$-	$284,099,628
	58,905,343	284,099,628	-	343,004,971
Other Investments - Liabilities*
Futures Contracts	(9,876,722)	-	-	(9,876,722)
Total Other Investments	49,028,621	284,099,628	-	333,128,249
Total Investments	$5,915,631,237	$284,099,628	$-	$6,199,730,865

*	Unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
	Value
	Agriculture Commodity Strategy No K-1 ETF	Electric Vehicle Metals Commodity Strategy No K-1 ETF	Optimum Yield Diversified Commodity Strategy No K-1 ETF
Derivative Assets	Commodity Risk	Commodity Risk	Commodity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$13,573,684	$430,742	$58,905,343
Unrealized appreciation on swap agreements—OTC	-	-	284,099,628
Derivatives not subject to master netting agreements	(13,573,684)	(430,742)	(58,905,343)
Total Derivative Assets subject to master netting agreements	$-	$-	$284,099,628
Derivative Liabilities	Commodity Risk	Commodity Risk	Commodity Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(1,851,272)	$(10,608)	$(9,876,722)
Derivatives not subject to master netting agreements	1,851,272	10,608	9,876,722
Total Derivative Liabilities subject to master netting agreements	$-	$-	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the
Consolidated  Statement of Assets and Liabilities for non-LME  futures contracts, if any.

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026:
Optimum Yield Diversified Commodity Strategy No K-1 ETF
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
BNP Paribas	$26,938,945	$−	$26,938,945	$-	$-	$26,938,945
Citibank NA	38,339,673	−	38,339,673	-	-	38,339,673
Goldman Sachs International	53,940,807	−	53,940,807	-	-	53,940,807
JPMorgan	38,531,473	−	38,531,473	-	-	38,531,473
Macquarie Bank Ltd.	38,814,104	−	38,814,104	-	-	38,814,104
Merrill Lynch International	38,053,753	−	38,053,753	-	-	38,053,753
Morgan Stanley Capital Services LLC	11,136,765	−	11,136,765	-	-	11,136,765
Royal Bank of Canada	38,344,108	−	38,344,108	-	-	38,344,108
Total	$284,099,628	$−	$284,099,628	$-	$-	$284,099,628
Effect of Derivative Investments for the Six-Month Period Ended April 30, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statements of Operations
	Agriculture Commodity Strategy No K-1 ETF	Electric Vehicle Metals Commodity Strategy No K-1 ETF	Optimum Yield Diversified Commodity Strategy No K-1 ETF
	Commodity Risk
Realized Gain (Loss):
Futures contracts	$(103,072)	$1,780,131	$418,769,117
Swap agreements	-	-	1,152,228,711

	Location of Gain (Loss) on Statements of Operations
	Agriculture Commodity Strategy No K-1 ETF	Electric Vehicle Metals Commodity Strategy No K-1 ETF	Optimum Yield Diversified Commodity Strategy No K-1 ETF
	Commodity Risk
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	$13,458,056	$(392,861)	$36,470,493
Swap agreements	-	-	222,913,565
Total	$13,354,984	$1,387,270	$1,830,381,886
The table below summarizes the average notional value of derivatives held during the period.
	Average Notional Value
	Agriculture Commodity Strategy No K-1 ETF	Electric Vehicle Metals Commodity Strategy No K-1 ETF	Optimum Yield Diversified Commodity Strategy No K-1 ETF
Futures contracts	$124,564,241	$8,180,464	$1,418,912,341
Swap agreements	-	-	3,707,142,857
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds did not have capital loss carryforwards as of October 31, 2025.
NOTE 7—Investment Transactions
For the six months ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Agriculture Commodity Strategy No K-1 ETF	$-	$-
Electric Vehicle Metals Commodity Strategy No K-1 ETF	-	-
Optimum Yield Diversified Commodity Strategy No K-1 ETF	-	-
As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Agriculture Commodity Strategy No K-1 ETF	$15,309,328	$(1,851,272)	$13,458,056	$310,247,294
Electric Vehicle Metals Commodity Strategy No K-1 ETF	430,742	(427,679)	3,063	5,509,400
Optimum Yield Diversified Commodity Strategy No K-1 ETF	343,004,971	(69,204,913)	273,800,058	5,925,930,807
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF, Invesco Agriculture Commodity Strategy No K-1 ETF and Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (each, a “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index and investment decisions are the primary responsibility of the Adviser.
The Trustees reviewed information on the performance of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF, each of its benchmark indexes (Bloomberg Global Aggregate Index, MSCI ACWI (Net) Index, DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Excess Return Index”) and DBIQ Optimum Yield Diversified Commodity Index Total Return (the “Total Return Index”)) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (November 7, 2014) periods ended December 31, 2025. Based on the information provided, the Trustees noted that the Fund outperformed the Excess Return Index for each period, underperformed the Bloomberg Global Aggregate Index for the one-year, three-year and since-inception periods, outperformed the Bloomberg Global Aggregate Index for the five-year and ten-year periods, underperformed the MSCI ACWI (Net) Index for the one-year, three-year, ten-year and since-inception periods, outperformed the MSCI ACWI (Net) Index for the five-year period and underperformed the Total Return Index for each period. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year and three-year periods, in the 2nd quartile of its Lipper peer group for the five-year and ten-year periods and in the 3rd quartile of its Lipper peer group for the since-inception period. In considering the performance of the Fund, the Trustees noted that the Fund invests in a wholly-owned subsidiary that is also managed by the Adviser and operates under Cayman Islands law.
The Trustees reviewed information on the performance of the Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF, each of its benchmark indexes (Bloomberg Global Aggregate Index, MSCI ACWI (Net) Index, S&P GSCI Electric Vehicle Metals Excess Return Index (the “Excess Return Index”) and S&P GSCI Electric Vehicle Metals Total Return Index (the “Total Return Index”)) and the Fund’s Lipper peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year and since-inception (April 27, 2022) periods ended December 31, 2025. Based on the information provided, the Trustees noted that the Fund outperformed the Excess Return Index for each period, underperformed the Total Return Index for the one-year period, outperformed the Total Return Index for the three-year and since-inception periods, outperformed the Bloomberg Global Aggregate Index for the one-year period, underperformed the Bloomberg Global Aggregate Index for the three-year and since-inception periods, outperformed the MSCI ACWI (Net) Index for the one-year period and underperformed the MSCI ACWI (Net) Index for the three-year and since-inception periods. The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period. In considering the performance of the Fund, the Trustees noted that the Fund invests in a wholly-owned subsidiary that is also managed by the Adviser and operates under Cayman Islands law.
The Trustees reviewed information on the performance of the Invesco Agriculture Commodity Strategy No K-1 ETF, each of its benchmark indexes (MSCI ACWI (Net) Index, Bloomberg Global Aggregate Index, DBIQ Diversified Agriculture Index Excess Return (the “DBIQ Excess Return Index”), DBIQ Diversified Agriculture Index Total Return (the “DBIQ Total Return Index”) and S&P GSCI

Approval of Investment Advisory Contracts—(continued)
Agriculture Index Total Return (the “S&P GSCI Total Return Index”)) and the Fund’s Lipper peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year and since-inception (August 24, 2022) periods ended December 31, 2025. Based on the information provided, the Trustees noted that the Fund outperformed the DBIQ Excess Return Index and the S&P GSCI Total Return Index for each period, underperformed the Bloomberg Global Aggregate Index for the one-year and since-inception periods, outperformed the Bloomberg Global Aggregate Index for the three-year period and underperformed the MSCI ACWI (Net) Index and the DBIQ Total Return Index for each period. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period. In considering the performance of the Fund, the Trustees noted that the Fund invests in a wholly-owned subsidiary that is also managed by the Adviser and operates under Cayman Islands law.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual unitary advisory fee charged to each Fund is 0.59% of the Fund’s average daily net assets, and the Adviser pays all other operating expenses of the Fund, except that the Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the Invesco Optimum Yield Diversified Commodity Strategy No K‑1 ETF’s net expense ratio was lower than the median net expense ratio of its ETF peer funds, open-end index peer funds and open-end actively-managed peer funds. The Trustees noted that the Invesco Agriculture Commodity Strategy No K-1 ETF’s net expense ratio was lower than the median net expense ratio of its ETF peer fund, and also noted that the Fund had no comparable open-end index or open-end actively-managed peer funds. The Trustees noted that the Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF’s net expense ratio was lower than the median net expense ratio of its ETF peer fund, and also noted that the Fund had no comparable open-end index or open-end actively-managed peer funds.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have an investment strategy comparable to that of Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF and Invesco Agriculture Commodity Strategy No K-1 ETF. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the

Approval of Investment Advisory Contracts—(continued)
Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees from affiliated money market cash management vehicles. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-COM-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Commodity Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: July 6, 2026

By:       /s/ Kelli Gallegos                                          _

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:July 6, 2026